United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust
(formerly, Federated Institutional Trust)

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: Six months ended 04/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Institutional | FIHBX	R6 | FIHLX

Federated Institutional High Yield Bond Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Institutional High Yield Bond Fund)
Fund Established 2002

A Portfolio of Federated Institutional Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Institutional Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Institutional High Yield Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	8.8%
Cable Satellite	8.0%
Technology	7.3%
Midstream	6.6%
Packaging	6.0%
Media Entertainment	5.9%
Insurance – P&C	4.4%
Automotive	3.9%
Pharmaceuticals	3.7%
Other[3]	37.2%
High Yield Bond Portfolio	1.9%
Cash Equivalents[4]	5.1%
Other Assets and Liabilities—Net[5]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.6%
	Aerospace/Defense—1.4%
$19,425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$19,103,516
18,525,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	15,739,766
12,000,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	10,324,800
15,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	14,329,054
18,225,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	16,406,145
9,000,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	7,781,400
4,750,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	4,346,013
	TOTAL	88,030,694
	Automotive—3.9%
25,625,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	19,252,062
1,200,000	Adient US LLC, 144A, 7.000%, 5/15/2026	1,199,640
3,450,000	Adient US LLC, 144A, 9.000%, 4/15/2025	3,613,875
3,194,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	2,689,508
1,200,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	902,520
22,075,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	16,750,510
12,550,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	11,574,237
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	13,241,730
2,875,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	2,555,156
25,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	23,443
8,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	7,565,938
3,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	3,522,177
8,350,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	7,901,187
16,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	14,848,062
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,389,858
13,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	11,732,937
15,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	13,012,500
16,325,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	14,045,214
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Automotive—continued
$8,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	$7,609,455
1,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,414,725
6,450,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	5,536,358
6,975,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	6,117,773
17,375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	16,977,112
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,057,875
49,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	41,840,565
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	21,673,135
	TOTAL	251,047,552
	Banking—0.2%
13,225,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	13,638,281
	Building Materials—1.9%
8,650,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,311,785
25,450,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	25,313,842
9,625,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	9,973,906
30,525,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	29,342,156
24,975,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	21,378,850
616,000	Standard Industries, Inc., 144A, 5.500%, 2/15/2023	614,460
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	590,400
24,525,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	24,728,558
	TOTAL	120,253,957
	Cable Satellite—8.0%
3,350,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	3,452,636
14,350,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	15,028,037
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,471,265
28,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	29,028,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$38,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	$39,013,549
11,975,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	12,389,934
11,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,629,450
8,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	9,113,076
12,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	13,027,140
8,575,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	8,980,062
1,525,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	1,550,086
13,925,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	14,493,140
25,450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	26,540,214
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,485,500
4,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,602,938
20,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	21,820,864
13,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	15,272,996
23,725,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,776,907
11,600,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	12,123,160
11,950,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,496,115
20,450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	19,775,968
20,500,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	20,287,825
2,600,000	[1]	Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	2,683,200
15,575,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	9,114,490
7,950,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	4,652,340
14,100,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	7,731,383
9,300,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	9,406,485
4,500,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	4,611,600
5,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,753,440
7,700,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	7,979,125
12,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,629,980
8,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	9,271,500
35,200,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	36,432,000
6,000,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,227,700
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	$10,272,072
17,325,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	17,629,920
1,425,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	1,453,215
5,275,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,220,668
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,777,580
16,410,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	16,768,558
19,225,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	19,432,630
	TOTAL	516,407,623
	Chemicals—2.4%
7,775,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	7,365,258
22,600,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	21,578,480
19,875,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	19,647,431
14,600,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	14,521,890
14,550,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	14,531,813
16,550,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	15,082,015
35,525,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	29,084,317
3,450,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,407,565
29,275,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	27,562,412
	TOTAL	152,781,181
	Construction Machinery—0.7%
14,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	14,042,902
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	11,820,861
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,737,334
4,625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	4,819,944
4,875,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	4,787,981
7,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	7,352,883
2,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	2,998,020
	TOTAL	47,559,925
	Consumer Cyclical Services—1.8%
10,525,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	10,870,220
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$52,200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	$53,024,760
38,926,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	39,107,006
8,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	8,500,781
7,375,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	7,612,106
	TOTAL	119,114,873
	Consumer Products—0.8%
8,475,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	8,758,065
1,950,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	1,982,760
5,125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	5,464,019
2,975,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	3,027,806
30,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	31,497,350
	TOTAL	50,730,000
	Diversified Manufacturing—1.4%
4,475,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	4,511,695
2,600,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	2,652,520
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,697,801
5,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	5,740,470
31,025,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	28,378,878
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,046,500
14,050,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	13,147,990
12,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,542,546
17,825,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	16,618,248
	TOTAL	92,336,648
	Environmental—0.2%
16,050,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	10,683,683
	Finance Companies—2.1%
3,750,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	3,259,045
2,775,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	2,487,220
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$6,025,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	$5,110,706
1,525,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	1,423,969
21,775,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	19,951,344
3,250,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	3,164,687
8,800,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	8,195,000
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	3,878,066
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	48,188
5,575,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	5,163,844
33,175,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	29,259,806
39,225,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	38,644,470
15,100,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	14,746,660
	TOTAL	135,333,005
	Food & Beverage—2.5%
11,600,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,353,500
17,075,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	16,376,632
17,900,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	18,660,750
6,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	6,653,540
13,825,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	14,069,702
4,350,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	4,391,978
375,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	368,363
11,375,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	10,878,140
4,950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	4,881,888
10,350,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	10,359,315
5,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,426,869
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	7,615,017
30,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	31,427,014
21,700,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	20,782,090
	TOTAL	163,244,798
	Gaming—3.0%
8,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	7,145,325
6,075,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	5,500,001
10,475,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	9,554,248
22,900,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	18,126,495
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$13,675,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	$13,199,110
3,900,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	3,936,660
50,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 7.000%, 8/1/2023	48,365
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	4,759,178
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,882,658
2,175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	2,209,039
3,300,000	MGM Resorts International, 6.000%, 3/15/2023	3,226,410
7,845,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	7,066,776
6,056,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	5,592,110
7,889,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	7,622,825
12,550,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	12,363,256
24,375,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	14,010,750
1,900,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,590,490
32,425,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	33,483,676
9,025,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	7,276,406
17,325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	14,552,134
5,575,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	4,784,744
1,125,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	1,059,975
1,675,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	1,565,623
8,175,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	7,677,878
6,525,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	6,057,810
	TOTAL	195,291,942
	Health Care—8.7%
800,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	773,640
12,000,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	11,457,600
26,700,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	25,826,910
26,225,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	24,580,692
4,925,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	5,216,560
37,125,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	40,455,112
26,225,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	24,553,156
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$5,175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	$4,780,406
2,050,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,974,724
7,775,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	7,629,219
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,248,565
5,250,000	HCA, Inc., 5.000%, 3/15/2024	5,740,891
24,675,000	HCA, Inc., 5.875%, 2/15/2026	27,512,625
25,375,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	24,248,240
22,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	24,334,658
5,975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	6,505,580
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	5,785,936
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	5,198,999
13,475,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	13,968,185
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,728,766
5,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	6,042,465
6,950,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	6,576,438
27,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	29,732,787
13,775,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	12,559,219
38,075,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	34,171,170
1,398,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	1,279,589
21,925,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	18,499,219
11,850,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	10,211,738
49,500,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	27,576,450
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,736,390
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,059,395
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	12,790,669
16,425,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	16,271,426
1,150,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,242,575
18,050,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	16,989,563
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	9,918,000
16,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	16,669,720
13,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	12,619,800
3,550,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	3,755,190
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$38,750,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	$36,376,562
		TOTAL	557,598,829
		Health Insurance—1.3%
10,325,000		Centene Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2030	10,447,351
17,950,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	18,863,655
20,300,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	22,322,895
5,950,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	6,119,873
50,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	52,375
11,800,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	12,557,678
7,400,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	7,951,300
6,675,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,865,571
		TOTAL	85,180,698
		Independent Energy—2.9%
4,575,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	2,544,844
1,850,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,298,608
8,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	4,989,180
10,050,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	7,901,812
4,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	2,583,240
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	4,408,255
12,793,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	2,542,609
6,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,144,635
11,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	2,278,275
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,189,355
11,675,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,570,215
14,159,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	530,963
1,900,000		Chesapeake Energy Corp., 5.750%, 3/15/2023	59,375
10,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	305,250
9,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	7,098,000
25,250,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	20,613,090
14,775,000	[2,3]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	184,688
2,021,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	1,973,001
7,675,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	7,358,406
3,450,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	3,281,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	$2,160,190
3,700,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	3,236,205
6,375,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	3,211,406
7,250,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	3,461,875
2,100,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,148,700
4,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	2,044,793
7,900,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	6,762,005
12,066,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,870,230
3,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	534,781
9,550,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	1,301,665
2,825,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,719,719
2,750,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	2,021,250
4,850,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	3,842,655
12,075,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	9,285,675
3,550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	3,149,915
2,025,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,829,993
6,750,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	5,802,637
10,025,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	3,395,969
6,575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	2,161,860
4,050,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	3,309,660
11,994,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,370,312
6,450,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	5,716,312
5,075,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	1,637,703
5,575,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,601,698
2,900,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	780,680
7,225,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	2,020,110
9,925,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	8,699,262
10,900,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	273,590
3,450,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	2,829,000
1,575,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	1,423,910
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$6,475,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	$5,663,359
4,125,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	3,762,412
12,350,000	[2,3]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,281,313
9,500,000	[2,3]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	1,009,850
		TOTAL	184,176,307
		Industrial - Other—0.5%
8,225,000		Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	8,367,292
9,025,000		Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	6,877,501
3,575,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,583,759
10,175,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	8,828,949
1,525,000		Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,343,983
		TOTAL	29,001,484
		Insurance - P&C—4.4%
8,800,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	9,105,360
9,500,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	8,466,875
26,250,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	26,309,062
33,175,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	34,405,792
26,800,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	25,125,000
12,275,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	11,564,278
83,775,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	83,167,631
8,975,000		Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	8,503,813
35,575,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	34,196,469
5,400,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	5,062,500
38,775,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	39,114,281
		TOTAL	285,021,061
		Leisure—0.7%
4,175,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	3,588,997
23,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	20,714,330
4,950,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,147,010
1,600,000		Vail Resorts, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	1,660,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$500,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	$342,665
5,225,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	3,525,830
10,975,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	8,674,091
	TOTAL	43,652,923
	Lodging—0.7%
3,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,576,625
4,525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	4,604,187
3,700,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2024	3,618,323
15,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	15,462,920
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	4,672,005
25,000	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	24,870
7,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	6,227,765
9,175,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	8,448,340
	TOTAL	46,635,035
	Media Entertainment—5.9%
22,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	20,345,882
9,850,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	9,598,825
18,025,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	11,307,082
8,625,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	7,065,600
11,625,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	8,889,638
27,800,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	15,349,770
16,150,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	12,025,290
2,525,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	2,545,579
6,725,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	6,804,691
4,375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	4,332,125
19,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	19,124,186
4,275,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	3,717,754
6,250,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	5,607,188
1,427,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	1,355,758
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$42,604,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	$35,772,991
50,000	Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	51,088
23,575,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	22,978,552
10,000,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	10,541,000
5,100,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,318,943
22,900,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	22,389,330
26,000,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	24,950,900
16,700,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	16,525,652
12,600,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	12,237,750
1,225,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,123,509
15,050,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	12,787,232
14,475,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	13,279,654
11,075,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	9,409,320
12,550,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	10,944,855
9,700,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	8,739,215
21,150,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	18,973,401
32,750,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	27,223,437
	TOTAL	381,316,197
	Metals & Mining—1.9%
17,550,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	16,331,679
20,925,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	20,981,497
13,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	12,098,450
6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	6,259,475
7,975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	7,775,625
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,225,741
19,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	18,301,230
3,400,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	3,120,180
22,025,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	20,036,143
1,825,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	1,834,972
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$7,450,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	$7,623,199
	TOTAL	120,588,191
	Midstream—6.6%
6,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	6,896,947
3,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,155,565
6,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,216,547
16,725,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	17,107,166
20,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	14,926,000
21,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	15,975,015
16,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	13,071,406
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	542,500
10,575,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	9,847,969
15,050,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	13,639,062
25,000,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	20,760,000
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,303,943
13,050,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	13,536,695
19,675,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	18,903,740
9,875,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	9,155,606
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	8,642,700
2,125,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	2,004,194
8,500,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	7,671,505
4,725,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	3,818,509
4,575,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	3,670,523
4,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	3,776,963
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	9,153,007
10,900,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	9,584,915
8,775,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,023,860
1,568,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2022	1,568,298
3,050,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.375%, 5/1/2024	3,114,316
22,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	20,761,717
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$6,500,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	$5,969,925
13,500,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	13,381,875
7,775,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	7,673,925
13,875,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	13,483,725
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	5,231,284
18,675,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	3,875,063
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	4,787,593
8,475,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	8,111,422
18,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	16,064,829
23,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	19,962,508
5,950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	5,392,188
6,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,553,620
12,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	10,960,886
10,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	9,145,050
1,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	1,653,906
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	6,216,210
5,925,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	5,762,062
3,600,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	3,190,500
20,450,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	15,490,875
2,800,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	2,128,000
5,175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	3,835,969
5,525,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	5,069,188
3,825,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.250%, 2/1/2050	3,031,313
	TOTAL	426,800,584
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—1.2%
$6,425,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	$4,826,781
23,275,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	17,591,245
2,700,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,042,875
2,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,117,187
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,890,410
925,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	358,253
7,900,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	3,533,670
14,775,000	Sesi LLC, 7.125%, 12/15/2021	4,524,844
20,050,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	4,299,121
14,175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	4,465,125
13,525,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	11,153,391
25,050,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	20,282,985
	TOTAL	76,085,887
	Packaging—6.0%
37,275,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	34,771,984
12,950,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	12,637,905
17,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	17,347,642
75,000	Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	80,970
14,275,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	14,648,113
9,025,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,375,170
10,000,000	Berry Plastics Corp., 5.125%, 7/15/2023	10,125,000
14,000,000	Berry Plastics Corp., 5.500%, 5/15/2022	14,090,860
2,513,000	Berry Plastics Corp., 6.000%, 10/15/2022	2,530,717
17,550,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	16,294,297
45,025,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	35,513,469
50,000	Crown Americas LLC, 4.500%, 1/15/2023	51,573
750,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	756,863
10,100,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,449,460
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$42,375,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	$41,302,912
36,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	35,324,135
5,225,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,249,296
825,000	Owens-Brockway Glass Container, Inc., 144A, 5.000%, 1/15/2022	836,921
10,700,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	10,510,610
3,525,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	3,578,580
19,625,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	20,042,031
26,500,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	26,722,600
3,525,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	3,637,976
5,400,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	5,325,750
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	1,973,625
1,625,000	Silgan Holdings, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/1/2028	1,606,719
18,225,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	14,492,520
12,075,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	10,653,772
4,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	4,479,195
18,725,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	19,654,696
	TOTAL	384,065,361
	Paper—0.5%
4,375,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	4,282,031
21,916,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	20,683,225
3,625,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,457,344
3,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	3,386,825
	TOTAL	31,809,425
	Pharmaceuticals—3.7%
5,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,136,438
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,348,960
1,125,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	1,150,088
5,000,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	5,214,450
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$9,375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	$9,021,563
2,013,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	2,002,935
1,420,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	1,411,551
52,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	52,873,691
14,925,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	15,996,316
16,500,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	18,266,325
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,242,212
8,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	9,696,375
12,349,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	9,333,992
28,200,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	20,360,400
54,350,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	55,369,062
39,700,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	10,173,125
17,600,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	5,180,560
	TOTAL	239,778,043
	Restaurants—1.5%
1,825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,778,572
12,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	11,926,390
41,075,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	41,493,965
13,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	13,641,382
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,186,211
4,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	4,841,471
5,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	5,695,690
6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	7,047,280
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$1,350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	$1,475,044
	TOTAL	97,086,005
	Retailers—0.3%
6,250,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	6,319,062
14,700,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	10,299,555
17,000,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	1,657,500
27,050,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	2,806,438
	TOTAL	21,082,555
	Supermarkets—1.0%
3,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	3,876,000
5,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	5,823,893
6,450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	7,076,940
37,300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	38,504,790
10,000,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	10,375,000
	TOTAL	65,656,623
	Technology—7.3%
14,475,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	13,082,505
4,450,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	4,490,940
3,450,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2025	3,571,440
10,925,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	11,719,248
36,450,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	37,884,307
10,675,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	10,770,541
2,650,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	2,646,688
4,000,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	4,282,000
40,475,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	44,016,562
6,950,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	7,203,328
37,125,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	36,804,611
35,850,000	Infor US, Inc., 6.500%, 5/15/2022	36,041,797
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$27,300,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	$27,021,540
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,049,800
4,175,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	4,446,375
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	7,604,940
3,425,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	3,485,623
12,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	12,727,050
7,225,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	7,078,242
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,449,005
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,339,500
10,875,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	10,885,331
28,475,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	29,320,708
1,525,000	Sabre GLBL, Inc., 144A, 5.250%, 11/15/2023	1,420,156
4,975,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	4,652,620
1,000,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	984,010
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	4,881,500
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,674,665
7,875,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	8,167,556
6,300,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	6,660,360
37,425,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	40,873,714
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	13,296,990
51,275,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	50,057,219
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	53,493
3,475,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	3,560,763
	TOTAL	467,205,127
	Transportation Services—0.1%
8,525,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	7,512,656
	Utility - Electric—3.0%
13,125,000	Calpine Corp., 144A, 4.500%, 2/15/2028	12,767,344
11,025,000	Calpine Corp., 144A, 5.250%, 6/1/2026	11,278,354
18,400,000	Calpine Corp., 5.750%, 1/15/2025	18,422,264
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$7,575,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	$7,432,969
27,200,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	28,662,000
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,149,943
12,750,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	13,669,912
8,525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	9,204,016
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,533,206
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,829,581
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,196,812
27,175,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	28,634,026
10,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,013,913
6,525,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	6,755,333
17,325,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	18,315,124
	TOTAL	193,864,797
	Wireless Communications—3.1%
8,075,000	Altice France SA, 144A, 8.125%, 2/1/2027	8,780,755
46,825,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	49,149,861
12,625,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	15,263,625
23,050,000	Sprint Corp., 7.125%, 6/15/2024	25,993,485
13,775,000	Sprint Corp., 7.875%, 9/15/2023	15,565,750
19,850,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,052,797
7,450,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	8,841,288
10,525,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,100,402
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,022,656
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,070,700
3,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	3,128,843
10,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	10,804,439
11,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	11,803,759
8,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	8,821,586
	TOTAL	201,399,946
	TOTAL CORPORATE BONDS (IDENTIFIED COST $6,519,135,575)	5,901,971,896
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
$13,062,500	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 5.491% (3-month USLIBOR +4.500%), 10/10/2025 (IDENTIFIED COST $22,932,526)	$8,360,000
		COMMON STOCKS—0.1%
		Chemicals—0.1%
342,645	[3]	Hexion Holdings Corp.	2,415,647
		Media Entertainment—0.0%
141,935	[3]	iHeartMedia, Inc.	996,384
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,368,126)	3,412,031
		INVESTMENT COMPANIES—7.0%
326,968,590		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[5]	327,099,377
21,660,504		High Yield Bond Portfolio	122,815,058
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $472,061,853)	449,914,435
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $7,022,498,080)[6]	6,363,658,362
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	78,117,466
		TOTAL NET ASSETS—100%	$6,441,775,828
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	289,445,405	39,061,976	328,507,381
Purchases/Additions	1,189,411,814	—	1,189,411,814
Sales/Reductions	(1,151,888,629)	(17,401,472)	(1,169,290,101)
Balance of Shares Held 4/30/2020	326,968,590	21,660,504	348,629,094
Value	$327,099,377	$122,815,058	$449,914,435
Change in Unrealized Appreciation/Depreciation	$136,157	$(11,136,230)	$(11,000,073)
Net Realized Gain/(Loss)	$99,432	$(19,576,682)	$(19,477,250)
Dividend Income	$2,354,346	$7,045,984	$9,400,330
Gain Distributions Received	$768	$—	$768
Semi-Annual Shareholder Report

1	Subsequent to April 30, 2020, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Issuer in default.
3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $7,029,570,424.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,901,971,896	$—	$5,901,971,896
Floating Rate Loan	—	8,360,000	—	8,360,000
Equity Securities:
Common Stocks
Domestic	3,412,031	—	—	3,412,031
Investment Companies	449,914,435	—	—	449,914,435
TOTAL SECURITIES	$453,326,466	$5,910,331,896	$—	$6,363,658,362
The following acronyms are used throughout this portfolio:

GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.78	$9.56	$10.09	$9.84	$9.61	$10.18
Income From Investment Operations:
Net investment income (loss)	0.26	0.56	0.56	0.56	0.57	0.59
Net realized and unrealized gain (loss)	(0.85)	0.24	(0.52)	0.25	0.23	(0.55)
TOTAL FROM INVESTMENT OPERATIONS	(0.59)	0.80	0.04	0.81	0.80	0.04
Less Distributions:
Distributions from net investment income	(0.27)	(0.58)	(0.57)	(0.56)	(0.57)	(0.59)
Distributions from net realized gain	—	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.27)	(0.58)	(0.57)	(0.56)	(0.57)	(0.61)
Redemption Fees	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$8.92	$9.78	$9.56	$10.09	$9.84	$9.61
Total Return[2]	(6.10)%	8.60%	0.39%	8.38%	8.76%	0.47%
Ratios to Average Net Assets:
Net expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.45%[3]	5.77%	5.66%	5.62%	6.01%	5.81%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.06%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,196,480	$5,773,584	$5,037,890	$5,588,643	$5,411,907	$4,276,989
Portfolio turnover	17%	26%	22%	23%	23%	24%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$9.79	$9.56	$10.10	$9.84	$9.44
Income From Investment Operations:
Net investment income (loss)	0.26	0.56	0.56	0.55	0.19
Net realized and unrealized gain (loss)	(0.85)	0.25	(0.53)	0.27	0.40
TOTAL FROM INVESTMENT OPERATIONS	(0.59)	0.81	0.03	0.82	0.59
Less Distributions:
Distributions from net investment income	(0.28)	(0.58)	(0.57)	(0.56)	(0.19)
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$8.92	$9.79	$9.56	$10.10	$9.84
Total Return[3]	(6.20)%	8.72%	0.30%	8.49%	6.27%
Ratios to Average Net Assets:
Net expenses	0.48%[4]	0.48%	0.48%	0.49%	0.48%[4]
Net investment income	5.46%[4]	5.80%	5.67%	5.56%	5.75%[4]
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.02%	0.03%	0.04%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,245,296	$1,142,761	$1,491,634	$1,272,467	$46,470
Portfolio turnover	17%	26%	22%	23%	23%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $449,914,435 of investment in affiliated holdings* (identified cost $7,022,498,080)		$6,363,658,362
Cash		1,404,152
Income receivable		110,828,828
Income receivable from affiliated holdings		846,996
Receivable for investments sold		4,673,664
Receivable for shares sold		29,471,514
TOTAL ASSETS		6,510,883,516
Liabilities:
Payable for investments purchased	$45,451,144
Payable for shares redeemed	17,617,166
Income distribution payable	5,586,335
Payable for investment adviser fee (Note 5)	66,376
Payable for administrative fees (Note 5)	13,681
Accrued expenses (Note 5)	372,986
TOTAL LIABILITIES		69,107,688
Net assets for 722,455,809 shares outstanding		$6,441,775,828
Net Assets Consist of:
Paid-in capital		$7,205,744,440
Total distributable earnings (loss)		(763,968,612)
TOTAL NET ASSETS		$6,441,775,828
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,196,479,602 ÷ 582,849,380 shares outstanding, no par value, unlimited shares authorized		$8.92
Class R6 Shares:
$1,245,296,226 ÷ 139,606,429 shares outstanding, no par value, unlimited shares authorized		$8.92
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$192,901,913
Dividends received from affiliated holdings*			9,400,330
TOTAL INCOME			202,302,243
Expenses:
Investment adviser fee (Note 5)		$13,609,555
Administrative fee (Note 5)		2,674,047
Custodian fees		103,897
Transfer agent fee (Note 2)		1,512,571
Directors’/Trustees’ fees (Note 5)		19,711
Auditing fees		18,249
Legal fees		4,071
Portfolio accounting fees		106,135
Share registration costs		85,973
Printing and postage		132,641
Miscellaneous (Note 5)		30,254
TOTAL EXPENSES		18,297,104
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(597,125)
Reimbursement of other operating expenses (Notes 2 and 5)	(916,961)
TOTAL WAIVER AND REIMBURSEMENTS		(1,514,086)
Net expenses			16,783,018
Net investment income			185,519,225
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(19,477,250) on sales of investments in affiliated holdings*)			(49,150,021)
Realized gain distribution from affiliated investment company shares*			768
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(11,000,073) on investments in affiliated holdings*)			(607,221,854)
Net realized and unrealized gain (loss) on investments			(656,371,107)
Change in net assets resulting from operations			$(470,851,882)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$185,519,225	$374,288,568
Net realized gain (loss)	(49,149,253)	20,000,590
Net change in unrealized appreciation/depreciation	(607,221,854)	135,981,085
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(470,851,882)	530,270,243
Distributions to Shareholders:
Institutional Shares	(165,177,428)	(317,012,653)
Class R6 Shares	(32,392,419)	(71,062,352)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(197,569,847)	(388,075,005)
Share Transactions:
Proceeds from sale of shares	1,780,820,973	2,598,607,473
Net asset value of shares issued to shareholders in payment of distributions declared	161,137,362	319,808,878
Cost of shares redeemed	(1,748,106,074)	(2,674,526,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	193,852,261	243,890,198
Redemption Fees	—	735,415
Change in net assets	(474,569,468)	386,820,851
Net Assets:
Beginning of period	6,916,345,296	6,529,524,445
End of period	$6,441,775,828	$6,916,345,296
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The investment objective of the Fund is to seek high current income.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Institutional Trust and Federated Hermes Institutional High Yield Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Semi-Annual Shareholder Report

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company the (“Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,514,086 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$1,461,666	$(916,961)
Class R6 Shares	50,905	–
TOTAL	$1,512,571	$(916,961)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	139,885,058	$1,301,782,765	206,747,219	$1,996,357,386
Shares issued to shareholders in payment of distributions declared	14,601,409	137,807,116	27,314,213	264,101,381
Shares redeemed	(161,966,609)	(1,450,304,360)	(170,807,647)	(1,641,487,423)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,480,142)	$(10,714,479)	63,253,785	$618,971,344
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	52,139,702	$479,038,208	62,581,573	$602,250,087
Shares issued to shareholders in payment of distributions declared	2,471,257	23,330,246	5,782,551	55,707,497
Shares redeemed	(31,790,423)	(297,801,714)	(107,552,205)	(1,033,038,730)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	22,820,536	$204,566,740	(39,188,081)	$(375,081,146)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,340,394	$193,852,261	24,065,704	$243,890,198
Redemption Fees
Prior to June 30, 2019, the Fund imposed a 2.00% redemption fee to shareholders of the Fund’s Institutional Shares and Class R6 Shares who redeemed shares held for 90 days or less. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended October 31, 2019, the redemption fees for Institutional Shares and Class R6 Shares amounted to $595,044 and $140,371, respectively.
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $7,029,570,424. The net unrealized depreciation of investments for federal tax purposes was $665,912,062. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,172,795 and net unrealized depreciation from investments for those securities having an excess of cost over value of $759,084,857.
As of October 31, 2019, the Fund had a capital loss carryforward of $47,957,565 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$47,957,565	$47,957,565
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $491,691 of its fee and voluntarily reimbursed $916,961 of transfer agent fees.
Semi-Annual Shareholder Report

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $105,434.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $5,949,781.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$1,239,385,735
Sales	$1,087,195,750
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$939.00	$2.36
Class R6 Shares	$1,000	$938.00	$2.31
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.46
Class R6 Shares	$1,000	$1,022.50	$2.41
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
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structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience
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in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund’s performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund’s performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect
Semi-Annual Shareholder Report

benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in
Semi-Annual Shareholder Report

expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
28539 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020